Financial Instruments and Financial Risk Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments And Financial Risk Management [Line Items]
Foreign currency exchange gains (losses) (in Dollars)	$ 349	$ 58	$ 27
Bottom of Range [Member]
Financial Instruments And Financial Risk Management [Line Items]
Risk-free interest rate		4.13%
Expected term		0.48
Expected volatility		110.83%
Top of Range [Member]
Financial Instruments And Financial Risk Management [Line Items]
Risk-free interest rate		4.25%
Expected term		1.99
Expected volatility		116.14%